Expense Example - FidelitySustainableLowDurationBondFund-AMCIZPRO - FidelitySustainableLowDurationBondFund-AMCIZPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Expense Example:
1 year	$ 205
3 years	333
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Expense Example:
1 year	205
3 years	333
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Expense Example:
1 year	243
3 years	452
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Expense Example:
1 year	36
3 years	131
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Expense Example:
1 year	31
3 years	$ 106